EARNINGS PER SHARE (Details Textual)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	500,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,786,056